SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 27, 2022 USD ($) segment	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2022	Jul. 28, 2022 USD ($)	Nov. 15, 2021 USD ($)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Cash, cash equivalents and restricted cash	$ 6,477	$ 10,163	$ 6,477	$ 22,576	$ 10,163	$ 13,444		$ 78		$ 8,572
Cash and cash equivalents		8,693		21,089	8,693
Restricted cash		1,470		$ 1,487	1,470
Period after which production costs will be expensed for advertising that has not yet occurred				12 months
Shipping and handling costs		2,000	600	$ 6,600		1,000
Advertising expense		11,700	$ 6,800	16,300		9,200
Valuation allowance		7,944		19,752	7,944
Uncertain tax positions		0		0	0
Unrecognized tax benefits, accrued interest and penalties		$ 0		$ 0	$ 0	$ 0
Number of reportable segments | segment	1			2
Number of operating segments | segment	1			2
Maximum
Concentration Risk [Line Items]
Customer payment period				90 days
Minimum
Concentration Risk [Line Items]
Customer payment period				30 days
Internal-Use Software and Website Development Costs | Maximum
Concentration Risk [Line Items]
Estimated useful life (in years)				3 years
Milk
Concentration Risk [Line Items]
Restricted cash from acquisition									$ 800
Founder Awards
Concentration Risk [Line Items]
Percent of award vesting period							50.00%
Inventory Purchases | Supplier Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage		27.00%	23.00%	17.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Three
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%
Accounts Payable | Lender Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage				18.00%	15.00%
Accounts Payable | Lender Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				27.00%	50.00%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage					19.00%